Trade payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 13,198	R$ 16,963
Trade account payables, current	13,177	16,883
Trade account payables, non current	21	80
Third Parties [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,668	1,645
Third Parties [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	11,423	13,331
Third Parties Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	1,671	2,333
Third Parties Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	3	688
Related Partie [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	104	226
Related Partie Forfait [Member]
IfrsStatementLineItems [Line Items]
Trade account payables	R$ 104	1,299
Related Partie Forfait [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Trade account payables		R$ 1,073